Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss per Share (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 28, 2022	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss (in Dollars)	$ (2,312)
Denominator:
Weighted average common shares outstanding — basic	800
Dilutive common share equivalents
Weighted average common shares outstanding — diluted	800
Basic (in Dollars per share)	$ (2.89)
Diluted (in Dollars per share)	$ (2.89)
Class A Common Shares [Member]
Numerator:
Net loss (in Dollars)		$ (647,751)	$ (774,023)	$ (1,017,390)
Net loss allocated between Class A and Class B common shares (in Dollars)		$ (509,020)	$ (520,631)	$ (703,142)
Denominator:
Weighted average common shares outstanding — basic		9,607,009	9,400,000	9,400,000
Dilutive common share equivalents
Weighted average common shares outstanding — diluted		9,607,009	9,400,000	9,400,000
Basic (in Dollars per share)		$ (0.05)	$ (0.06)	$ (0.07)
Diluted (in Dollars per share)		$ (0.05)	$ (0.06)	$ (0.07)
Class B Common Shares [Member]
Numerator:
Net loss (in Dollars)		$ (647,751)	$ (774,023)	$ (1,017,390)
Net loss allocated between Class A and Class B common shares (in Dollars)		$ (137,731)	$ (253,392)	$ (314,248)
Denominator:
Weighted average common shares outstanding — basic		2,618,341	4,575,000	4,201,052
Dilutive common share equivalents
Weighted average common shares outstanding — diluted		2,618,341	4,575,000	4,201,052
Basic (in Dollars per share)		$ (0.05)	$ (0.06)	$ (0.07)
Diluted (in Dollars per share)		$ (0.05)	$ (0.06)	$ (0.07)